Average Annual Total Returns - SA PIMCO RAE International Value Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 1 Since Inception	Class 1 Inception Date	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 2 Since Inception	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Class 3 Since Inception	MSCI EAFE® Index (net) 1 Year	MSCI EAFE® Index (net) 5 Years	MSCI EAFE® Index (net) 10 Years	MSCI EAFE® Index (net) Since Inception	MSCI EAFE Value Index (net) 1 Year	MSCI EAFE Value Index (net) 5 Years	MSCI EAFE Value Index (net) 10 Years	MSCI EAFE Value Index (net) Since Inception
Total	(3.20%)	2.39%		3.96%	Jan. 23, 2012	(3.30%)	2.22%	2.54%		(3.40%)	2.13%	2.44%		7.82%	7.45%	5.51%	7.23%	(2.63%)	4.20%	3.37%	4.82%